Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Schedule Of Income Tax [Line Items]
Domestic	$ 0	$ (8.8)	$ (153.8)
Foreign	(29.0)	45.6	(109.9)
Income (loss) before income taxes	(29.0)	36.8	(263.7)
Predecessor [Member]
Schedule Of Income Tax [Line Items]
Domestic				(1.5)	82.8
Foreign				17.1	310.2
Income (loss) before income taxes				$ 15.6	$ 393.0